Wells, Pipelines, Properties, Plant and Equipment, Net - Cash Generating Units (Detail) - Pemex Industrial Transformation $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024 MXN ($) Exchange_Rate	Sep. 30, 2023 MXN ($) Exchange_Rate	Dec. 31, 2023 Exchange_Rate	Dec. 31, 2022 Exchange_Rate
Disclosure of detailed information about property, plant and equipment [line items]
Total | $	$ (67,871,770)	$ (11,461,191)
Average foreign exchange rate				19.4143
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Increase in discount rate percentage	13.98%		13.68%
Average foreign exchange rate	19.629	17.6195	16.922
Percentage of decrease in discount rate		13.88%		14.16%